INCOME TAXES - Net loss (income) before tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Components of the net loss (income) before tax on income
Domestic (Israel)			$ 27,089	$ 9,322	$ 8,898
Foreign			175	(598)	(580)
Loss before taxes on income	$ 27,735	$ 18,667	$ 27,264	$ 8,724	$ 8,318